Schedule of future restoration of mining properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Begining balance	$ 24,291	$ 22,821
Revisions in estimated cash flows and changes in assumptions	(3,884)	579
Accretion expense	402	495
Translation adjustment	1,595	396
Accretion expense	250
Ending balance	$ 22,654	$ 24,291